SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2   -       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	Applying international accounting standards (IFRS):

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies detailed below were applied on a consistent basis for all reporting periods presented in the financial statements, except for changes in accounting policies that were due to the application of standards, amendments to standards and interpretations that took effect on the date of the financial statements, and the application of standards, amendments to standards and interpretations, as detailed in Note 2T below.

B.	The period of the Company’s operating cycle and the presentation of the statement of financial position:

The Group presents assets and liabilities in the statement of financial position based on the settlement and maturity dates of its assets and liabilities.

In the opinion of the Group, in view of the nature of its business in the field of importation of goods, such presentation provides more reliable and relevant information. The period of the Company’s operating cycle is 12 months.

C.	Analysis of expenses by function:

The Company presents its expenses in the statement of profit or loss and other comprehensive income in accordance with the nature of those expenses. In the opinion of the Group, in view of the Group’s organizational structure, this classification of expenses provides more reliable and relevant information.

D.          Foreign currencies:

(1)	Functional currency and presentation currency

The financial statements of each of the Group’s companies are drawn up in the currency that best reflects the economic environment in which that Group company operates (hereafter – the “Functional Currency”). for the purpose of inclusion in the consolidated financial statements, the operating results and financial position of each of the Group’s companies are presented in New Israeli Shekels which is the Company’s functional currency. The Group’s consolidated statements of financial position are presented in New Israeli Shekels.

(2)     Translation of foreign currency transactions

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (New Israeli Shekel (NIS)) are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at the balance sheet date. (Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined). Non-monetary items that are measured in terms of historical cost In a foreign currency are not retranslated.

(3)	Recognition of exchange differences

Exchange differences are recognized in profit or loss in the period in which they arise.

(4)       Convenience translation

The balance sheet as of December 31, 2019 and statement of Income, statement of other comprehensive Income and statement of cash flows for the year then ended have been translated into US Dollar using the representative exchange rate as of that date (US Dollar 1.0 = NIS 3.456). Such translation was made solely for the convenience of the U.S. readers. The dollar amounts so presented in these financial statements and in their accompanying notes should not be construed as representing amounts receivable or payable in US Dollars or convertible into US Dollars but only a convenience translation of reported NIS amounts into US Dollars, unless otherwise indicated. The convenience translation supplementary financial data is unaudited and is not presented in accordance with IFRS.

E.          Cash and cash equivalents:

Cash and cash equivalents include demand deposits and term deposits in banks that are not restricted as to usage, with an original period to maturity of not more than three months.

Deposits that are restricted as to usage are classified as pledged deposits.

Deposits with an original period to maturity exceeding three months, which as of the statement of financial position do not exceed one year, are classified as short-term investments.

F.          Basis of consolidation:

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated statement of comprehensive Income from the effective date of acquisition and up to the effective date of disposal, as appropriate.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, Income and expenses are eliminated in full on consolidation.

G.	Goodwill:

Goodwill arising on the acquisition of a subsidiary represents the excess of the cost of acquisition over the Group's interest in the net fair value of the identifiable assets, liabilities and Contingent liabilities of the subsidiary or jointly controlled entity recognized at the date of acquisition. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

H.	Property, plant and equipment:

Property, plant and equipment are tangible items, which are held for use in the manufacture or supply of goods or services, or leased to others, which are predicted to be used for more than one period. The group presents its property, plant and equipment items according to the cost model.

Under the cost method - a property, plant and equipment are presented at the balance sheet at cost (net of any investment grants), less any accumulated depreciation and any accumulated impairment losses. The cost includes the cost of the assets acquisition as well as costs that can be directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is calculated using the straight-line method at rates considered adequate to depreciate the assets over their estimated useful lives. Amortization of leasehold improvements is computed over the shorter of the term of the lease, including any extension period, where the Company intends to exercise such option, or their useful life.

The annual depreciation and amortization rates are:

	Useful life (Years)%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Income statement.

I.	Inventories:

Inventories are assets held for sale in the ordinary course of business, in the process of production for such sale or in the form of materials or supplies to be consumed in the production process or in the rendering of services.

Inventories are stated at the lower of cost and net realizable value. Cost of inventories includes all the cost of purchase, direct labor, fixed and variable production over heads and other cost that are incurred, in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Cost is calculated using the weighted average cost method.

J.	Financial assets:

(1)	General

Financial assets are recognized in the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets (other than financial assets at fair value through profit or loss) are added to or deducted from the fair value of the financial assets, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets at fair value through profit or loss are recognized immediately in profit or loss.

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

(2)	Classification of financial assets

Amortized cost and effective interest method

Debt instruments that meet the following conditions are measured subsequently at amortized cost:

 • The financial asset is held within a business model whose objective is to hold financial    assets in order to collect contractual cash flows; and

 • the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset. For purchased or originated credit-impaired financial assets, the Group recognizes interest income by applying the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition.

Financial assets at FVTPL

Financial assets at FVTPL are measured at fair value at the end of each reporting period. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset. Fair value is determined in the manner described in note 17H.

(3)	Impairment of financial assets

The Group recognizes a loss allowance for expected credit losses on trade receivables. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument. The Group always recognizes lifetime ECL (expected credit losses) for trade receivables. The expected credit losses on these financial assets are estimated using the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument.

Significant increase in credit risk

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Forward-looking information considered includes the future prospects of the industries in which the Group’s debtors operate, obtained from economic expert reports, financial analysts, governmental bodies, relevant think-tanks and other similar organizations.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

• An actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;

• Significant deterioration in external market indicators of credit risk for a particular financial instrument.

• existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

• An actual or expected significant deterioration in the operating results of the debtor;

• An actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 120 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

A financial instrument is determined to have low credit risk if the financial instrument has a low risk of default; the debtor has a strong capacity to meet its contractual cash flow obligations in the near term; and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.

Definition of default

The Group considers an event of default for internal credit risk when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors in full (without taking into account any collateral held by the Group).

Write-off policy

The Group writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over 3 years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss

Measurement and recognition of expected credit losses

The measurement of expected credit losses is a function of the probability of default, loss given default and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

K.	Financial liabilities and equity instruments issued by the Group:

(1)	Classification as a financial liability or as an equity instrument

Liabilities and equity instruments issued by the Group are classified as financial liabilities or as equity instruments in accordance with the nature of the contractual arrangements and the definition of a financial liability and an equity instrument.

(2)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the Group’s assets after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received net of expenses that are directly attributable to the issuance of these instruments.

A purchase of the Group’s equity instruments by the Group is recognized and deducted directly in equity. No gain or loss is recognized upon purchase, sale, issuance or cancellation of the Group’s equity instruments.

(3)	Treasury shares

The cost of Company shares held by the Company or its consolidated companies is deducted from shareholders’ equity as a separate component.

L.	Derivative financial instruments:

The Group uses a variety of derivative financial instruments to manage the exposures exchange rate fluctuations. Among others, the Group buys foreign exchange forward contract (Euro Vs NIS and US Dollar Vs NIS).

Derivative financial instruments are initially recognized at the date the derivatives are entered into and are subsequently remeasured to their fair value at the end of each reporting period. Re-measurement of derivative financial instruments is generally recorded in the statement of profit or loss.

M.	Revenue recognition:

IFRS 15 – “Revenue from Contracts with Customers” is mandatory for reporting periods starting on January 1, 2018. The Comparative figures relating to the year ended December 31, 2017 are presented in accordance with the provisions of IAS 18 which was effective prior to the application of IFRS 15.

Revenue is measured and recognized in accordance with the fair value of the entire amount of proceeds receivable under the terms of the contract, net of the amounts collected on behalf of third parties (such as taxes).

Revenue is recognized in the consolidated statements of profit or loss to the extent that it is probable that the economic benefits will flow to the Group, and to the extent that the revenues and costs, if relevant, can be reliably measured.

Recognition of revenue from sale of goods

The Group is mainly engaged in the sale of food products in the Israeli market. Revenue from sale of goods is recognized when control of the goods has transferred to the buyer, being when the goods arrived to the buyer’s specific location. Upon receipt of the goods, the buyer has full discretion over the distribution channels and price to sell the goods; the buyer has principal responsibility upon sale of the goods and it bears the risks of obsolescence and/or loss of the goods. After delivery of the goods, the Group recognizes receivables in respect of the sale since as of that point in time the consideration is unconditional.

In most cases, the Group enables specific customers to return products which they have not sold, despite that there is no agreement between the Group and its customers regarding such returns and the Group does not have such policy. Accordingly, the Group recognizes a provision for return of goods against a decrease in revenues and a corresponding inventory asset against the right to return the goods. The amount of the asset is determined based on the lower of cost of net realizable value. Past experience is used by the Group to estimate the number of returns. Based on past experience, the Group estimates, with a high level of probability that no significant portion of revenue recognized in respect of sale of goods will be reversed.

N.	Leases:

The Group as lessee

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise:

• Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

• Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

The lease liability is presented as a separate line in the consolidated statement of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Group re-measures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

• The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is re-measured by discounting the revised lease payments using a revised discount rate.

• The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is re-measured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

• A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is re-measured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Group did not make any such adjustments during the periods presented

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset.

The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

O.	Provisions:

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation.

Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

P.	Taxation:

(1)	General

Income tax expenses (income) include the total current taxes and the total change in deferred taxes balances, except for deferred taxes arising from transactions carried directly to equity and from business combinations.

(2)	Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the Income statement because it excludes items of Income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Group offsets current tax assets and liabilities if there is an enforceable legal right to offset current tax assets and liabilities that were recognized and an intention to settle the asset and the liability on a net basis, or to realize the asset and settle the liability simultaneously.

(3)	Deferred tax

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and are accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax

Consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to Income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Q.	Employee benefits:

(1)	Post-Employment Benefits

Pursuant to Israeli labor laws and agreements and as practiced by the Group, Group companies are required to pay severance pay to employees dismissed or retiring in certain other circumstances and under certain conditions also to employees who resign.

Company’s severance pay obligation pursuant to Section 14 of the Severance Pay Law is treated as a defined contribution plan. The Company recognizes the cost of the benefit as an expense, unless it was included in the cost of an asset, according to the amount to be deposited commensurate with receipt of work services from the employee.

Company’s severance pay obligation to those employees for whom the provisions of Section 14 of the Severance Pay Law do not apply are accounted for as a defined benefit plan.

Group’s post-employment benefits include defined benefit plans.

Expenses in respect of a Defined Benefit Plan are carried to the Income statement in accordance with the Projected Unit Credit Method, while using actuarial estimates that are performed at each balance sheet date. The current value of the Group's obligation in respect of the defined benefit plan is determined by discounting the future projected cash flows from the plan by the market yields on high quality corporate bonds (see Accounting Staff Position number 21-1 of the Israeli Securities Authority: Maintaining a Deep Market in High Quality Corporate Bonds in Israel Including Accounting Treatment of the Transfer from a Capitalization Rate Appropriate for Government Bonds Market Yields to a Capitalization Rate Appropriate for Market Yields of High Quality Corporate Bonds as of December 31, 2014), denominated in the currency in which the benefits in respect of the plan will be paid, and whose redemption periods are approximately identical to the projected settlement dates of the plan. According to the Group’s accounting policy, the net cost of interest is included in finance expenses/ general and administrative expenses/ cost of sale in the statement of income or loss and other comprehensive income.

Actuarial gains and losses that are carried to other comprehensive income as incurred will not be subsequently recycled to profit or loss.

The Group's liability in respect of the Defined Benefit Plan which is presented in the Group's balance sheet includes the current value of the obligation in respect of the defined benefit, net of the fair value of the Defined Benefit Plan assets.

The net asset arising from such a calculation is limited to the amount of the future economic benefits available to the Group in the form of reducing future contributions or a financial refund, whether directly to the Group or indirectly to cover other plan’s deficits (hereafter – the “Ceiling Amount”). The excess of the net asset arising from the aforesaid calculation over the Ceiling Amount is carried to other comprehensive income and will not be subsequently recycled to profit or loss.

(2)	Short term employee benefits

Short term employee benefits are benefits which it is anticipated will be utilized or which are to be paid during a period that does not exceed 12 months from the end of the period in which the service that creates entitlement to the benefit was provided.

Short term company benefits include the company’s liability for short term absences, payment of grants, bonuses and compensation. These benefits are recorded to the statement of operations when created. The benefits are measured on a non-capitalized basis. The difference between the amount of the short term benefits to which the employee is entitled and the amount paid is therefore recognized as an asset or liability.

(3)	Long-term employee benefits

Long-term employee benefits are benefits which are not expected to be settled wholly within 12 months after the end of the annual period in which the employee renders the relevant service, and which do not constitute post-employment or termination benefits.

The Group’s long-term employee benefits include a liability in respect of redemption of severance pay. The expenses in respect of those benefits are carried to profit or loss in accordance with the projected unit credit method, while using actuarial valuations carried out at the end of each reporting period. The present value of the Group’s liability in respect of redemption of severance pay is determined by discounting the projected cash flow in respect of the plan by market yields of high-quality corporate bonds denominated in the currency in which the other long-term employee benefits will be paid, with terms to maturity and settlement dates that approximate those of those benefits.

R.	Earnings (loss) per share:

Basic earnings (loss) per share is computed with regard to Income or loss attributable to the Company's ordinary shareholders, and is calculated for Income (loss) from continuing operations attributable to the ordinary shareholders of the reported entity, should such be presented. Basic earnings per share is to be computed by dividing Income(loss) attributed to Owners of the Company (numerator), by the weighted average of the outstanding ordinary shares (denominator) during the period.

In the computation of diluted earnings per share, the Company adjusted its Income (loss) attributable to its ordinary shareholders by multiplying their diluted EPS and the weighted average of the outstanding shares for the effects of all the dilutive potential ordinary shares of the Company.

S.	Exchange Rates and Linkage Basis:

(1)
Balances in foreign currency or linked thereto are included in the financial statements based on the representative exchange rates, as published by the Bank of Israel that were prevailing at the balance sheet date.

(2)	Following are the changes in the representative exchange rate of the US dollars vis-a-vis the NIS and in the Israeli CPI:

	Representative exchange rate	Representative exchange rate	CPI “in
	of the Euro	of the dollar	respect of”
	(NIS per €1)	(NIS per $1)	(in points)
As of:
December 31, 2019	3.88	3.46	100.8
December 31, 2018	4.29	3.75	100.2
December 31, 2017	4.15	3.47	99.4

Increase (decrease) during the:	%	%	%
Year ended:
December 31, 2019	(9.6)	(7.8)	0.6
December 31, 2018	3.4	8.1	0.8
December 31, 2017	2.7	(9.8)	0.4

T.
New Financial reporting standards, interpretations published and amendments to existing standards:

IFRS 16 – Leases

The new standard, which came into effect on January 1 2019 (hereafter – “First Time Application Date”), revokes IAS 17 “Leases” and its interpretations and sets out the principles for the recognition, measurement, presentation and disclosure of leases with regard to both parties to the transaction, i.e., the customer (“Lessee”) and the supplier (“Lessor”).

The new standard cancels the former distinction relating to a Lessee, between finance leases and operating leases and determines a uniform accounting model with regards to all types of leases. In accordance with the new model, for any leased asset, the Lessee is required to recognize, on the one hand, an asset for the right of use and on the other hand, a financial liability for the lease fees’ present value. The provisions relating to the recognition of an asset and liability, as aforesaid, shall not apply to assets which are leased for a term of up to 12 months, and with regards to leases of low value assets (such as personal computers).

The Group opted not to retrospectively adjust the comparative figures. The respective comparative figures in respect of the years ended December 31 2018 and 2017 are presented in accordance with the provisions of IAS 17 and its interpretations.

On First Time Application Date, leases of company vehicles, which were accounted for as operating leases, were recognized in the Group’s statement of financial position as assets and liabilities, as follows:

•
The lease liabilities were recognized and measured on First Time Application date at the present value of the remaining lease payments, discounted by the Group’s incremental borrowing rate for each lease on First Time Application Date.

•	The right-of-use assets were recognized and measured on First Time Application Date by an amount equal to the lease liabilities.

•
The weighted average of the Group’s incremental borrowing rate used to discount the lease liabilities recognized in the statement of financial position on First Time Application Date is 2.7%. The discount rates are based on the lessee’s incremental borrowing rate for each lease, as a function of the lease amount, its average duration and the nature of the leased asset.

The Company opted to apply the standard while implementing the expedients made available in the transition provisions, as follows:

•	The Group uses a uniform discount rate to a portfolio of leases with reasonably similar characteristics;

•	The Group does not apply the provisions of the standard to leases whose lease period ends within 12 months from First Time Application Date.

•	The Group does not include direct initial costs when measuring the right-of-use asset on First Time Application Date.

Impact on assets and liabilities as at January 1, 2019

The leased asset	Right of use asset	Current maturities of lease liabilities	Long term lease liabilities
Nis in thousands
Vehicles	2,302	944	1,358
Total	2,302	944	1,358

Impact on assets and liabilities as at December 31, 2019

The leased asset	Right of use asset	Current maturities of lease liabilities	Long term lease liabilities
Nis in thousands
Vehicles	3,860	1,675	2,212
Total	3,860	1,675	2,212

Impact on profit or loss for the year ended December 31, 2019

The leased asset	Decrease in lease expenses	Increase in depreciation expenses	Total increase in income from operation activities	Increase in finance expenses	Decrease in tax expenses	Total decrease in income for the year
Nis in thousands
Vehicles	(1,193)	1,153	40	65	(6)	(18)
Total	(1,193)	1,153	40	65	(6)	(18)